UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                     FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  March 31, 2012

 Check here if Amendment [  ]; Amendment Number: 1
 This Amendment  (Check only one.):  [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Wisconsin Capital Management, LLC
Address:  1221 John Q. Hammons Drive
          Madison, WI  53717

13F File Number:  28-04396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Connie M. Redman
Title:     Chief Compliance Officer
Phone:     608-824-8800
Signature, Place, and Date of Signing:

/s/ Connie M. Redman        Madison, WI           May 14, 2012
Report Type (check only one.):

[ X]     13F HOLDINGS REPORT.

[  ]     13F NOTICE.

[  ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		81

Form 13F Information Table Value Total:	   329,267
					 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF MONTREAL                ADR             063671101     461      8,414SH        SOLE                   8,414
BP PLC ADR                      ADR             055622104   7,005    163,905SH        SOLE                 158,505            5400
NATIONAL GRID PLC SPO           ADR             636274300   1,056     21,786SH        SOLE                  20,061            1725
TEVA PHARMACEUTCL IND           ADR             881624209   3,161     78,330SH        SOLE                  75,830            2500
VODAFONE GROUP PLC NE           ADR             92857W209   9,661    344,671SH        SOLE                 335,021            9650
3M CO COM                       COM             88579Y101   6,560     80,269SH        SOLE                  77,519            2750
ABBOTT LABS                     COM             002824100  10,488    186,525SH        SOLE                 181,425            5100
AFLAC INC                       COM             001055102   8,315    192,220SH        SOLE                 187,720            4500
AIR PRODS & CHEMS INC           COM             009158106   6,126     71,905SH        SOLE                  69,505            2400
ALLIANCE ONE INTL INC           COM             018772103      30     11,150SH        SOLE                  11,150
ALLIANT ENERGY CORP             COM             018802108     357      8,096SH        SOLE                   8,096
ALTRIA GROUP INC COM            COM             02209S103     447     15,091SH        SOLE                  15,091
ANCHOR BANCORP WIS IN           COM             032839102       8     23,936SH        SOLE                  23,936
APPLE INC                       COM             037833100  12,283     30,329SH        SOLE                  29,304            1025
ARMANINO FOOD DISTINC           COM             042166801      28     36,000SH        SOLE                  36,000
ATP OIL & GAS CORP CO           COM             00208J108   1,469    199,635SH        SOLE                  89,335           10300
BERKSHIRE HATHAWAY IN           COM             084670702     519      6,800SH        SOLE                   6,800
CDEX INC CL A                   COM             12507E102       0     12,000SH        SOLE                   2,000
CHEVRON CORP NEW COM            COM             166764100   9,084     85,376SH        SOLE                   2,826            2550
CHURCH & DWIGHT INC C           COM             171340102     275      6,000SH        SOLE                   6,000
CISCO SYSTEMS INC               COM             17275R102   3,515    194,395SH        SOLE                   6,695            7700
CITIGROUP INC COM NEW           COM             172967424   1,344     51,080SH        SOLE                   9,380            1700
COCA-COLA CO                    COM             191216100   4,254     60,800SH        SOLE                   9,050            1750
CONOCOPHILLIPS COM              COM             20825C104   8,413    115,451SH        SOLE                   2,101            3350
CSX CORP COM                    COM             126408103   4,660    221,255SH        SOLE                   3,755            7500
DISCOVER FINL SVCS CO           COM             254709108   8,104    337,665SH        SOLE                 328,815            8850
DU PONT E I DE NEMOUR           COM             263534109   3,137     68,525SH        SOLE                  65,125            3400
DUKE ENERGY CORP                COM             26441C105     926     42,100SH        SOLE                  40,300            1800
DYNASIL CORP AMER COM           COM             268102100     206    113,465SH        SOLE                 113,465
EMERSON ELEC CO                 COM             291011104   8,166    175,275SH        SOLE                 170,725            4550
EXPRESS SCRIPTS INC C           COM             302182100   6,989    156,385SH        SOLE                 151,185            5200
EXXON MOBIL CORPORATI           COM             30231G102   7,945     93,732SH        SOLE                  90,582            3150
FORD MOTOR COMPANY              COM             345370860     997     92,650SH        SOLE                  91,150            1500
GENERAL ELEC CO                 COM             369604103   9,968    556,585SH        SOLE                 539,755           16830
GENERAL MTRS CO COM             COM             37045V100   3,356    165,544SH        SOLE                 160,344            5200
GLOBAL GEOPHYSICAL SV           COM             37946S107   3,790    563,958SH        SOLE                 547,658           16300
GOOGLE INC CL A                 COM             38259P508   7,162     11,088SH        SOLE                  10,703             385
I B M                           COM             459200101     342      1,862SH        SOLE                   1,862
INTERPUBLIC GROUP COS           COM             460690100     236     24,300SH        SOLE                  24,300
ION GEOPHYSICAL CORP            COM             462044108   5,185    845,850SH        SOLE                 819,250           26600
JOHNSON & JOHNSON               COM             478160104   8,324    126,932SH        SOLE                 123,082            3850
JOHNSON CONTROLS                COM             478366107   8,005    256,080SH        SOLE                 248,140            7940
MCDONALDS  CORP                 COM             580135101   6,427     64,060SH        SOLE                  62,210            1850
MERCK & CO INC NEW CO           COM             58933Y105   2,979     79,013SH        SOLE                  77,013            2000
MICROCHIP TECHNOLOGY            COM             595017104   3,149     85,960SH        SOLE                  83,060            2900
MICROSOFT CORP                  COM             594918104   2,769    106,670SH        SOLE                 106,300             370
NATIONAL PRESTO INDS            COM             637215104     443      4,735SH        SOLE                   4,535             200
ORACLE CORP                     COM             68389X105   2,913    113,575SH        SOLE                 110,675            2900
PEPSICO INC                     COM             713448108   9,482    142,907SH        SOLE                 138,907            4000
PHILIP MORRIS INTL IN           COM             718172109   1,125     14,341SH        SOLE                  14,341
PINNACLE WEST CAP COR           COM             723484101     343      7,125SH        SOLE                   6,725             400
PROCTER & GAMBLE COMP           COM             742718109   6,794    101,846SH        SOLE                  98,796            3050
QUAD / GRAPHICS INC C           COM             747301109     908     63,300SH        SOLE                  61,100            2200
QUALCOMM INC                    COM             747525103   7,898    144,385SH  CALL  SOLE                 139,135            5250
ROYAL CARIBBEAN CRUIS           COM             V7780T103     495     20,000SH  CALL  SOLE                  20,000
RTI INTL METALS INC C           COM             74973W107   1,624     69,990SH        SOLE                  67,615            2375
UNITED PARCEL SERVICE           COM             911312106   5,605     76,580SH        SOLE                  74,230            2350
UNIVERSAL CORP VA COM           COM             913456109   4,369     95,065SH        SOLE                  91,715            3350
VERIZON COMMUNICATION           COM             92343V104   1,188     29,600SH        SOLE                  28,600            1000
VISA INC COM CL A               COM             92826C839   6,834     67,309SH        SOLE                  65,459            1850
VISTEON CORP COM NEW            COM             92839U206   1,364     27,310SH        SOLE                  26,360             950
WALGREEN COMPANY                COM             931422109   3,149     95,250SH        SOLE                  93,750            1500
TRANSCANADA CORP COM            FGN             89353D107   4,730    108,315SH        SOLE                 105,015            3300
FORTRESS INVT GRP LLC           LPD             34958B106     758    224,200SH        SOLE                 207,200           17000
ANNALY MTG MGMT INC C           COM             35710409      367     23,000SH        SOLE                  22,200             800
ATP OIL & GAS CORP PF           PFD             00208J801   3,154     82,995SH        SOLE                  82,995
GOLDMAN SACHS GROUP I           PFD             38144G804   5,695    331,500SH        SOLE                 323,500            8000
MORGAN STANLEY CAP TR           PFD             61753R200     450     20,695SH        SOLE                  20,695
LINEAR TECHNOLOGY COR           CONV            535678AC0     511    500,000PRN       SOLE                 500,000
TRANSOCEAN INC                  CONV            893830AW9   1,217  1,250,000PRN       SOLE               1,250,000
DNP SELECT INCOME FD            COM             23325P104     139    12,6880SH        SOLE                  12,688
QUALCOMM INC   CLL OP           CALL            5HU99W585   1,572        625SH        SOLE                     625
SPDR S&P500 QT CLL OP           CALL            02K991350     665        100SH        SOLE                     100
ISHARES TR RUSSELL MC           ETF             464287481     473      8,600SH        SOLE                   8,600
ISHARES TR RUSSELL MC           ETF             464287473     318      7,330SH        SOLE                   7,330
ISHARES TR RUSSELL100           ETF             464287614     286      4,955SH        SOLE                   4,955
ISHARES SILVER TRUST            ETF             46428Q109   1,575    58,4650SH        SOLE                  57,265            1200
SPDR GOLD TRUST GOLD            ETF             78463V107   1,514      9,960SH        SOLE                   9,960
BLACKROCK MUNIYLD INV           COM             09254T100     168    11,6808SH        SOLE                  11,680
NUVEEN MUN VALUE FD C           COM             670928100     103    10,5000SH        SOLE                  10,500
